General and Administrative Expenses	12 Months Ended
Dec. 31, 2017
General and Administrative Expense [Abstract]
General and Administrative Expenses Disclosure [Text Block]
Note 11 – General and Administrative Expenses

	Year ended December 31,
	2017	2016	2015
	(in thousands)
Stock-based compensation	$809	$871	$858
Professional fees	622	683	741
Salaries and benefits	1,441	849	747
Rent and office-maintenance fees	269	303	359
Investor relations and business development expenses	460	248	457
Insurance and Other	198	124	84
	$3,799	$3,078	$3,246